UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

66 Hudson Boulevard East

New York, New York 10005

(Address of principal executive offices) (Zip code)

Stephen M. Woetzel

AllianceBernstein L.P.

66 Hudson Boulevard East

New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

ITEM 1. REPORTS TO STOCKHOLDERS.

Advisor Class: CBSYX

November 30, 2024

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Fund Information

AB Global Risk Allocation Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBSYX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$122	1.13%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, before sales charges. The Fund is strategically diversified in multi-asset exposures and, therefore, has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds, and inflation-sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default and interest rate swaps, currency forwards and written options added to absolute returns, while purchase options detracted.

Performance Highlights

Top contributors to performance:

  The Fund's commodity selection and currency selection added value over the 12-month period.

Top detractors from performance:

  The Fund's lower allocation to global equity and exposure to inflation-sensitive assets detracted over the12-month period.

Advisor Class: CBSYX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Advisor Class	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$9,773	$9,928	$9,803	$9,567
11/16	$10,107	$10,240	$10,127	$9,864
11/17	$11,373	$12,663	$11,803	$10,508
11/18	$10,966	$12,680	$11,693	$10,212
11/19	$11,873	$14,523	$13,142	$11,066
11/20	$13,022	$16,632	$14,812	$11,993
11/21	$14,804	$20,254	$16,472	$11,598
11/22	$14,140	$18,055	$14,321	$9,648
11/23	$14,006	$20,399	$15,554	$9,845
11/24	$16,123	$26,075	$18,370	$10,302

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Advisor Class	15.12%	6.31%	4.89%
MSCI World Index (net)	27.83%	12.42%	10.06%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	18.10%	6.93%	6.27%
Bloomberg Global Aggregate Bond Index	4.64%	-1.42%	0.30%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CBSYX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$177,524,467
# of Portfolio Holdings	454
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,043,945

Advisor Class: CBSYX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$25,137,699	14.1%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,034,686	10.7%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,523,982	8.8%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,122,087	4.0%
iShares Core MSCI Emerging Markets ETF	$5,641,723	3.2%
Vanguard Real Estate ETF	$2,633,633	1.5%
Invesco S&P 500 Equal Weight ETF	$2,570,394	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,160,598	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,164,094	0.7%
Vanguard Global ex-U.S. Real Estate ETF	$1,060,940	0.6%
Total	$82,049,836	46.2%

Sector Breakdown

Value	Value
Inflation-Linked Securities	23.5%
Funds and Investment Trusts	22.3%
Governments - Treasuries	18.1%
Financials	1.9%
Industrials	1.1%
Health Care	1.1%
Consumer Staples	0.9%
Utilities	0.9%
Materials	0.8%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Energy	0.6%
Others	1.7%
Short-Term Investments	21.0%
Other assets less liabilities	4.6%

Country Breakdown

Value	Value
United States	46.9%
United Kingdom	1.8%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Mexico	0.7%
Denmark	0.6%
Sweden	0.5%
Italy	0.5%
Netherlands	0.5%
Spain	0.4%
Norway	0.2%
Finland	0.2%
Others	0.7%
Short-Term Investments	39.1%
Other assets less liabilities	4.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBSYX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Advisor Class: CBSYX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CBSYX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

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Fund Information

GRA-ADV-0153-1124

Advisor Class: CBSYX

4

Class A: CABNX

November 30, 2024

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Fund Information

AB Global Risk Allocation Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABNX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.39%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, before sales charges. The Fund is strategically diversified in multi-asset exposures and, therefore, has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds, and inflation-sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default and interest rate swaps, currency forwards and written options added to absolute returns, while purchase options detracted.

Performance Highlights

Top contributors to performance:

  The Fund's commodity selection and currency selection added value over the 12-month period.

Top detractors from performance:

  The Fund's lower allocation to global equity and exposure to inflation-sensitive assets detracted over the12-month period.

Class A: CABNX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class A (with sales charges)	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/14	$9,574	$10,000	$10,000	$10,000
11/15	$9,329	$9,928	$9,803	$9,567
11/16	$9,628	$10,240	$10,127	$9,864
11/17	$10,804	$12,663	$11,803	$10,508
11/18	$10,392	$12,680	$11,693	$10,212
11/19	$11,223	$14,523	$13,142	$11,066
11/20	$12,276	$16,632	$14,812	$11,993
11/21	$13,928	$20,254	$16,472	$11,598
11/22	$13,261	$18,055	$14,321	$9,648
11/23	$13,102	$20,399	$15,554	$9,845
11/24	$15,046	$26,075	$18,370	$10,302

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class A (without sales charges)	14.84%	6.04%	4.62%
Class A (with sales charges)	9.95%	5.13%	4.17%
MSCI World Index (net)	27.83%	12.42%	10.06%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	18.10%	6.93%	6.27%
Bloomberg Global Aggregate Bond Index	4.64%	-1.42%	0.30%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CABNX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$177,524,467
# of Portfolio Holdings	454
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,043,945

Class A: CABNX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$25,137,699	14.1%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,034,686	10.7%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,523,982	8.8%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,122,087	4.0%
iShares Core MSCI Emerging Markets ETF	$5,641,723	3.2%
Vanguard Real Estate ETF	$2,633,633	1.5%
Invesco S&P 500 Equal Weight ETF	$2,570,394	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,160,598	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,164,094	0.7%
Vanguard Global ex-U.S. Real Estate ETF	$1,060,940	0.6%
Total	$82,049,836	46.2%

Sector Breakdown

Value	Value
Inflation-Linked Securities	23.5%
Funds and Investment Trusts	22.3%
Governments - Treasuries	18.1%
Financials	1.9%
Industrials	1.1%
Health Care	1.1%
Consumer Staples	0.9%
Utilities	0.9%
Materials	0.8%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Energy	0.6%
Others	1.7%
Short-Term Investments	21.0%
Other assets less liabilities	4.6%

Country Breakdown

Value	Value
United States	46.9%
United Kingdom	1.8%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Mexico	0.7%
Denmark	0.6%
Sweden	0.5%
Italy	0.5%
Netherlands	0.5%
Spain	0.4%
Norway	0.2%
Finland	0.2%
Others	0.7%
Short-Term Investments	39.1%
Other assets less liabilities	4.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CABNX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class A: CABNX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CABNX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

GRA-A-0153-1124

Class A: CABNX

4

Class C: CBACX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Global Risk Allocation Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CBACX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$230	2.15%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, before sales charges. The Fund is strategically diversified in multi-asset exposures and, therefore, has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds, and inflation-sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default and interest rate swaps, currency forwards and written options added to absolute returns, while purchase options detracted.

Performance Highlights

Top contributors to performance:

  The Fund's commodity selection and currency selection added value over the 12-month period.

Top detractors from performance:

  The Fund's lower allocation to global equity and exposure to inflation-sensitive assets detracted over the12-month period.

Class C: CBACX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class C	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$9,673	$9,928	$9,803	$9,567
11/16	$9,907	$10,240	$10,127	$9,864
11/17	$11,031	$12,663	$11,803	$10,508
11/18	$10,535	$12,680	$11,693	$10,212
11/19	$11,289	$14,523	$13,142	$11,066
11/20	$12,256	$16,632	$14,812	$11,993
11/21	$13,797	$20,254	$16,472	$11,598
11/22	$13,042	$18,055	$14,321	$9,648
11/23	$12,795	$20,399	$15,554	$9,845
11/24	$14,579	$26,075	$18,370	$10,302

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class C (without sales charges)	13.94%	5.25%	3.84%
Class C (with sales charges)	12.94%	5.25%	3.84%
MSCI World Index (net)	27.83%	12.42%	10.06%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	18.10%	6.93%	6.27%
Bloomberg Global Aggregate Bond Index	4.64%	-1.42%	0.30%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CBACX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$177,524,467
# of Portfolio Holdings	454
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,043,945

Class C: CBACX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$25,137,699	14.1%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,034,686	10.7%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,523,982	8.8%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,122,087	4.0%
iShares Core MSCI Emerging Markets ETF	$5,641,723	3.2%
Vanguard Real Estate ETF	$2,633,633	1.5%
Invesco S&P 500 Equal Weight ETF	$2,570,394	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,160,598	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,164,094	0.7%
Vanguard Global ex-U.S. Real Estate ETF	$1,060,940	0.6%
Total	$82,049,836	46.2%

Sector Breakdown

Value	Value
Inflation-Linked Securities	23.5%
Funds and Investment Trusts	22.3%
Governments - Treasuries	18.1%
Financials	1.9%
Industrials	1.1%
Health Care	1.1%
Consumer Staples	0.9%
Utilities	0.9%
Materials	0.8%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Energy	0.6%
Others	1.7%
Short-Term Investments	21.0%
Other assets less liabilities	4.6%

Country Breakdown

Value	Value
United States	46.9%
United Kingdom	1.8%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Mexico	0.7%
Denmark	0.6%
Sweden	0.5%
Italy	0.5%
Netherlands	0.5%
Spain	0.4%
Norway	0.2%
Finland	0.2%
Others	0.7%
Short-Term Investments	39.1%
Other assets less liabilities	4.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CBACX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class C: CBACX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CBACX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

GRA-C-0153-1124

Class C: CBACX

4

Class I: CABIX

November 30, 2024

SCAN ME

Please scan QR code for

Fund Information

AB Global Risk Allocation Fund

Annual Shareholder Report

This annual shareholder report contains important information about the AB Global Risk Allocation Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at https://www.abfunds.com/link/AB/CABIX-A. You can also request this information by contacting us at (800) 227 4618.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$123	1.14%

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended November 30, 2024, the Fund underperformed its primary benchmark, the Morgan Stanley Capital International (“MSCI”) World Index (net), and its blended benchmark, a 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index, before sales charges. The Fund is strategically diversified in multi-asset exposures and, therefore, has a lower exposure to global equities and larger exposures to both interest-rate-sensitive assets, such as global bonds, and inflation-sensitive assets, such as commodities, than both the primary and blended benchmarks. As global equities outperformed other asset classes over the period, the relative underweight detracted.

During the 12-month period, the Fund used derivatives for hedging and investment purposes. Futures, credit default and interest rate swaps, currency forwards and written options added to absolute returns, while purchase options detracted.

Performance Highlights

Top contributors to performance:

  The Fund's commodity selection and currency selection added value over the 12-month period.

Top detractors from performance:

  The Fund's lower allocation to global equity and exposure to inflation-sensitive assets detracted over the12-month period.

Class I: CABIX

1

Fund Performance

The following graph shows the performance of hypothetical $10,000 investments in the Fund, a broad-based securities market index and an additional index that corresponds to the Fund's investment strategies, over the most recently completed 10 fiscal years of the Fund, or since inception, if shorter. The Fund's performance reflects applicable sales charges and assumes the reinvestment of dividends.

	Class I	MSCI World Index (net)	Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	Bloomberg Global Aggregate Bond Index
11/14	$10,000	$10,000	$10,000	$10,000
11/15	$9,788	$9,928	$9,803	$9,567
11/16	$10,149	$10,240	$10,127	$9,864
11/17	$11,427	$12,663	$11,803	$10,508
11/18	$11,026	$12,680	$11,693	$10,212
11/19	$11,938	$14,523	$13,142	$11,066
11/20	$13,098	$16,632	$14,812	$11,993
11/21	$14,902	$20,254	$16,472	$11,598
11/22	$14,237	$18,055	$14,321	$9,648
11/23	$14,103	$20,399	$15,554	$9,845
11/24	$16,235	$26,075	$18,370	$10,302

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class I	15.12%	6.34%	4.97%
MSCI World Index (net)	27.83%	12.42%	10.06%
Blended Benchmark: 60% MSCI World Index / 40% Bloomberg Global Aggregate Bond Index	18.10%	6.93%	6.27%
Bloomberg Global Aggregate Bond Index	4.64%	-1.42%	0.30%

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/CABIX-A for the most recent performance information.

Key Fund Statistics

Net Assets	$177,524,467
# of Portfolio Holdings	454
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$1,043,945

Class I: CABIX

2

Graphical Representation of Holdings

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Vanguard S&P 500 ETF	$25,137,699	14.1%
U.S. Treasury Inflation Index, 0.50%, due 01/15/28	$19,034,686	10.7%
U.S. Treasury Inflation Index, 0.38%, due 07/15/25	$15,523,982	8.8%
U.S. Treasury Inflation Index, 0.38%, due 01/15/27	$7,122,087	4.0%
iShares Core MSCI Emerging Markets ETF	$5,641,723	3.2%
Vanguard Real Estate ETF	$2,633,633	1.5%
Invesco S&P 500 Equal Weight ETF	$2,570,394	1.4%
iShares MSCI Emerging Markets ex China ETF	$2,160,598	1.2%
Mexico Government International Bond, 4.13%, due 01/21/26	$1,164,094	0.7%
Vanguard Global ex-U.S. Real Estate ETF	$1,060,940	0.6%
Total	$82,049,836	46.2%

Sector Breakdown

Value	Value
Inflation-Linked Securities	23.5%
Funds and Investment Trusts	22.3%
Governments - Treasuries	18.1%
Financials	1.9%
Industrials	1.1%
Health Care	1.1%
Consumer Staples	0.9%
Utilities	0.9%
Materials	0.8%
Consumer Discretionary	0.8%
Governments - Sovereign Bonds	0.7%
Energy	0.6%
Others	1.7%
Short-Term Investments	21.0%
Other assets less liabilities	4.6%

Country Breakdown

Value	Value
United States	46.9%
United Kingdom	1.8%
France	1.2%
Switzerland	1.1%
Germany	1.0%
Mexico	0.7%
Denmark	0.6%
Sweden	0.5%
Italy	0.5%
Netherlands	0.5%
Spain	0.4%
Norway	0.2%
Finland	0.2%
Others	0.7%
Short-Term Investments	39.1%
Other assets less liabilities	4.6%

Availability of Additional Information

You can find additional information on the Fund’s website at https://www.abfunds.com/link/AB/CABIX-A, including the Fund's:

•   Prospectus

•   Financial information

•   Fund holdings

•   Proxy voting information

You can also request this information by contacting us at (800) 227 4618.

Householding

Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at (800) 227 4618.

Class I: CABIX

3

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

Information regarding the Fund’s Board of Directors’/Trustees’ review of the advisory agreement is available on the Fund’s website https://www.abfunds.com/link/AB/CABIX-A. You can request this information, free of charge, by contacting us at (800) 227 4618 or by scanning the QR code below.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

SCAN ME

Please scan QR code for

Fund Information

GRA-I-0153-1124

Class I: CABIX

4

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 19(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr., Jorge A. Bermudez and Carol C. McMullen qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm Ernst & Young LLP, for the Fund’s last two fiscal years, for professional services rendered for: (i) the audit of the Fund’s annual financial statements included in the Fund’s annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue quarterly press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

	Audit Fees		Audit-Related Fees	Tax Fees
AB Global Risk Allocation	2023	$88,612	$—	$41,542
	2024	$88,612	$—	$42,068

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund’s Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund’s independent registered public accounting firm. The Fund’s Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) No percentage of services addressed by (b) and (c) of this Item 4 were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. No amounts are reported for Item 4 (d).

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund’s Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund:

	All Fees for Non-Audit Services Provided to the Portfolio, the Adviser and Service Affiliates		Total Amount of Foregoing Column Pre- approved by the Audit Committee (Portion Comprised of Audit Related Fees) (Portion Comprised of Tax Fees)
AB Global Risk Allocation	2023	$2,153,005	$41,542
			$—
			$(41,542)
	2024	$1,758,526	$42,068
			$—
			$(42,068)

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund’s independent registered public accounting firm to the Adviser and Service Affiliates is compatible with maintaining the auditor’s independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

NOV 11.30.24

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

AB GLOBAL RISK ALLOCATION FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo and AllianceBernstein® are registered trademarks used by permission of the owner, AllianceBernstein L.P.

CONSOLIDATED PORTFOLIO OF INVESTMENTS

November 30, 2024

		Principal Amount (000)	U.S. $ Value

INFLATION-LINKED SECURITIES – 23.5%
United States – 23.5%
U.S. Treasury Inflation Index 0.375%, 07/15/2025 (TIPS)	U.S.$	15,688	$15,523,982
0.375%, 01/15/2027 (TIPS)		7,348	7,122,087
0.50%, 01/15/2028 (TIPS)		19,825	19,034,686

Total Inflation-Linked Securities (cost $42,300,890)			41,680,755

		Shares
INVESTMENT COMPANIES – 22.3%
Funds and Investment Trusts – 22.3%(a)
Altaba, Inc.(b)(c)(d)		1,120	– 0	–
Invesco S&P 500 Equal Weight ETF		13,700	2,570,394
iShares Core MSCI Emerging Markets ETF		103,880	5,641,723
iShares MSCI Emerging Markets ex China ETF(e)		37,400	2,160,598
VanEck Morningstar Wide Moat ETF		4,820	474,481
Vanguard Global ex-U.S. Real Estate ETF		24,440	1,060,940
Vanguard Real Estate ETF		26,830	2,633,633
Vanguard S&P 500 ETF		45,420	25,137,699

Total Investment Companies (cost $34,601,866)			39,679,468

COMMON STOCKS – 9.2%
Financials – 1.9%
Banks – 0.5%
ABN AMRO Bank NV		1,125	17,441
Banco Bilbao Vizcaya Argentaria SA		3,189	30,124
Banco de Sabadell SA		16,277	30,691
Banco Santander SA		3,967	18,314
Bank of Ireland Group PLC		2,334	20,461
Bankinter SA		3,395	26,857
Barclays PLC		10,110	33,889
BNP Paribas SA		331	19,786
CaixaBank SA		8,772	47,673
Commerzbank AG		2,045	31,381
Credit Agricole SA		1,641	21,978
Danske Bank A/S		858	24,687
DNB Bank ASA		1,818	38,046
Erste Group Bank AG		821	45,065
HSBC Holdings PLC		5,317	49,551
ING Groep NV		1,574	24,298
Intesa Sanpaolo SpA		18,206	69,885

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 1

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

KBC Group NV	411	$29,719
Lloyds Banking Group PLC	36,308	24,479
NatWest Group PLC	6,427	32,966
Nedbank Group Ltd.	441	7,098
Nordea Bank Abp (Helsinki)	88	994
Nordea Bank Abp (Stockholm)	3,090	34,904
Raiffeisen Bank International AG	1,044	20,391
Skandinaviska Enskilda Banken AB – Class A	3,315	45,998
Societe Generale SA	422	11,188
Standard Chartered PLC	2,940	36,347
Svenska Handelsbanken AB – Class A	2,923	30,400
Swedbank AB – Class A	1,696	33,223
UniCredit SpA	1,079	41,446

		899,280

Capital Markets – 0.5%
3i Group PLC	4,463	210,900
abrdn PLC	11,793	21,163
Deutsche Bank AG (REG)	1,113	18,930
Deutsche Boerse AG	355	83,117
Hargreaves Lansdown PLC	1,868	25,984
Investec PLC	4,737	34,387
Julius Baer Group Ltd.	634	41,987
London Stock Exchange Group PLC	1,249	179,005
Ninety One PLC	3,019	6,147
Partners Group Holding AG	68	98,823
Quilter PLC(f)	2,789	5,320
Schroders PLC	5,552	22,279
St. James’s Place PLC	2,130	24,474
UBS Group AG (REG)	1,888	61,053

		833,569

Consumer Finance – 0.0%
Vanquis Banking Group PLC	1,368	797

Financial Services – 0.2%
Edenred SE	463	15,326
Eurazeo SE	635	46,672
EXOR NV(b)(c)	480	47,503
Groupe Bruxelles Lambert NV	600	41,564
Industrivarden AB – Class A	44	1,446
Industrivarden AB – Class C	1,828	59,913
Investor AB – Class B	3,608	98,991
Jackson Financial, Inc. – Class A	38	866
Kinnevik AB	1,368	9,508
L E Lundbergforetagen AB – Class B	856	41,535
M&G PLC	1,555	3,923
Wendel SE	294	29,181

2 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Worldline SA/France(d)	725	$5,106

		401,534

Insurance – 0.7%
Admiral Group PLC	1,243	40,552
Aegon Ltd.	4,545	29,351
Ageas SA/NV	832	42,056
Allianz SE (REG)	222	68,723
Aviva PLC	3,940	24,265
Baloise Holding AG (REG)	288	54,726
Direct Line Insurance Group PLC	8,791	26,245
Generali	1,915	54,788
Gjensidige Forsikring ASA	2,409	42,852
Hannover Rueck SE	383	100,099
Legal & General Group PLC	13,473	37,971
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,395	3,853
Mandatum Oyj	886	3,986
Mapfre SA	8,898	23,131
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	110,933
NN Group NV	985	45,712
Old Mutual Ltd.	9,763	6,868
Poste Italiane SpA	5,111	71,764
Prudential PLC	1,555	12,744
Sampo Oyj – Class A	886	37,952
SCOR SE	791	19,704
Swiss Life Holding AG (REG)	132	108,282
Swiss Re AG	469	69,309
Tryg A/S	4,038	93,190
Zurich Insurance Group AG	154	97,746

		1,226,802

		3,361,982

Industrials – 1.1%
Aerospace & Defense – 0.1%
Airbus SE	181	28,291
Babcock International Group PLC	1,434	9,370
BAE Systems PLC	2,639	41,247
Dassault Aviation SA	110	21,918
Leonardo SpA	684	18,420
Melrose Industries PLC	2,943	21,535
Rolls-Royce Holdings PLC(d)	5,507	39,174
Safran SA	174	40,602
Thales SA	192	28,731

		249,288

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 3

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Air Freight & Logistics – 0.1%
Deutsche Post AG	500	$18,398
DSV A/S	295	63,182
International Distributions Services PLC	3,581	16,258

		97,838

Building Products – 0.1%
Assa Abloy AB – Class B	848	26,044
Cie de Saint-Gobain SA	254	23,192
Geberit AG (REG)	50	30,158

		79,394

Commercial Services & Supplies – 0.0%
G4S PLC(b)(c)(d)	3,969	12,374
ISS A/S	413	7,514
Pluxee NV(d)	224	4,821
Securitas AB – Class B	2,207	27,967
Societe BIC SA	160	10,674

		63,350

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	601	27,933
Bouygues SA	319	9,496
Eiffage SA	192	17,336
Ferrovial SE	1,093	45,090
HOCHTIEF AG	79	9,858
Orascom Construction PLC	173	1,142
Skanska AB – Class B	763	15,930
Vinci SA	175	18,496

		145,281

Electrical Equipment – 0.1%
ABB Ltd. (REG)	788	44,986
Accelleron Industries AG	39	2,191
Legrand SA	296	29,700
Prysmian SpA	537	35,421
Schneider Electric SE	198	51,009
Siemens Energy AG(d)	59	3,201
Vestas Wind Systems A/S(d)	760	11,900

		178,408

Industrial Conglomerates – 0.0%
DCC PLC	173	12,616
Siemens AG (REG)	118	22,922
Smiths Group PLC	1,381	31,127

		66,665

Machinery – 0.2%
Alfa Laval AB	849	36,174
Alstom SA(d)	671	15,114
ANDRITZ AG	354	19,810

4 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Atlas Copco AB – Class A	1,744	$27,880
Atlas Copco AB – Class B	2,080	29,415
CNH Industrial NV	1,193	15,032
Daimler Truck Holding AG	174	6,595
Electrolux Professional AB – Class B	748	4,807
Epiroc AB – Class A	436	7,948
Epiroc AB – Class B	520	8,580
GEA Group AG	378	18,928
Husqvarna AB – Class B	2,521	14,588
IMI PLC	1,187	27,498
Iveco Group NV	238	2,381
Kone Oyj – Class B	326	16,903
Metso Oyj	1,685	14,824
Sandvik AB	907	16,787
Schindler Holding AG	78	22,554
Schindler Holding AG (REG)	81	22,977
SKF AB – Class B	706	13,574
Valmet Oyj	128	2,999
Volvo AB – Class B	910	22,666
Wartsila OYJ Abp	732	13,322
Weir Group PLC (The)	503	14,231

		395,587

Marine Transportation – 0.0%
AP Moller – Maersk A/S – Class A	10	16,437
AP Moller – Maersk A/S – Class B	9	15,317
Kuehne + Nagel International AG (REG)	139	33,263

		65,017

Passenger Airlines – 0.0%
Deutsche Lufthansa AG (REG)	1,312	8,808
easyJet PLC	1,301	9,155
International Consolidated Airlines Group SA – Class DI	4,711	15,623

		33,586

Professional Services – 0.2%
Adecco Group AG (REG)	233	6,222
Bureau Veritas SA	963	29,328
Capita PLC(d)	1,612	355
Experian PLC	1,125	53,779
Intertek Group PLC	254	15,250
Randstad NV	258	11,330
RELX PLC (Amsterdam)	1,139	53,644
RELX PLC (London)	1,122	52,896
SGS SA (REG)	250	24,834
Wolters Kluwer NV	490	81,777

		329,415

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 5

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Trading Companies & Distributors – 0.1%
AerCap Holdings NV(e)	317	$31,497
Ashtead Group PLC	560	44,882
Brenntag SE	322	20,795
Bunzl PLC	677	30,659
Ferguson Enterprises, Inc.	296	63,687
Rexel SA	970	25,073
Travis Perkins PLC	697	6,745

		223,338

Transportation Infrastructure – 0.1%
Aena SME SA	131	28,371
Aeroports de Paris SA	132	15,288
Fraport AG Frankfurt Airport Services Worldwide(d)	264	14,535
Getlink SE	1,705	27,881
Svitzer Group A/S(d)	38	1,216

		87,291

		2,014,458

Health Care – 1.1%
Biotechnology – 0.0%
Genmab A/S(d)	279	60,131
Grifols SA(d)	2,271	20,709
Idorsia Ltd.(d)	213	208

		81,048

Health Care Equipment & Supplies – 0.3%
Alcon AG	184	16,381
Arjo AB – Class B	2,759	8,692
Coloplast A/S – Class B	742	93,653
Demant A/S(d)	2,432	93,124
EssilorLuxottica SA	493	119,835
Getinge AB – Class B	2,759	43,201
Koninklijke Philips NV(d)	526	14,388
Smith & Nephew PLC	4,175	52,994
Sonova Holding AG (REG)	435	148,804

		591,072

Health Care Providers & Services – 0.0%
Fresenius Medical Care AG	755	33,230
Fresenius SE & Co. KGaA(d)	693	24,394

		57,624

Life Sciences Tools & Services – 0.2%
Eurofins Scientific SE	1,160	57,395
Lonza Group AG (REG)	278	166,690
QIAGEN NV(d)	1,475	64,517

		288,602

6 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.6%
AstraZeneca PLC	729	$98,666
Bayer AG (REG)	526	10,798
Euroapi SA(d)	26	113
GSK PLC	2,919	49,589
Hikma Pharmaceuticals PLC	2,641	64,671
Merck KGaA	536	80,338
Novartis AG (REG)	923	97,856
Novo Nordisk A/S – Class B	2,568	275,212
Orion Oyj – Class B	948	44,800
Roche Holding AG (Genusschein)	268	77,867
Sandoz Group AG	184	8,409
Sanofi SA	604	58,665
Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)(e)	1,184	16,126
UCB SA	558	109,425

		992,535

		2,010,881

Consumer Staples – 0.9%
Beverages – 0.2%
Anheuser-Busch InBev SA/NV	336	18,058
Carlsberg AS – Class B	434	44,778
Coca-Cola Europacific Partners PLC	1,012	78,377
Coca-Cola HBC AG – Class DI	1,304	46,546
Diageo PLC	1,525	45,559
Heineken Holding NV	450	28,515
Heineken NV	502	37,158
Pernod Ricard SA	347	38,876
Remy Cointreau SA	337	20,767

		358,634

Consumer Staples Distribution & Retail – 0.2%
Carrefour SA	1,249	19,021
Casino Guichard Perrachon SA(d)	4	6
Colruyt Group NV	915	41,481
Distribuidora Internacional de Alimentacion SA(d)	54,700	757
J Sainsbury PLC	10,711	35,620
Jeronimo Martins SGPS SA	2,095	40,824
Koninklijke Ahold Delhaize NV	1,925	66,418
Marks & Spencer Group PLC	4,897	23,871
METRO AG	963	4,474
Tesco PLC	11,257	52,508

		284,980

Food Products – 0.3%
Aryzta AG(d)	6,292	10,957
Associated British Foods PLC	933	26,115

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 7

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Barry Callebaut AG (REG)	33	$50,346
Chocoladefabriken Lindt & Spruengli AG	9	104,185
Chocoladefabriken Lindt & Spruengli AG (REG)	1	113,611
Danone SA	580	39,672
Kerry Group PLC – Class A	503	48,658
Mowi ASA	1,945	35,388
Nestle SA (REG)	608	52,799
Orkla ASA	3,826	35,341
Tate & Lyle PLC	4,015	37,653

		554,725

Household Products – 0.1%
Essity AB – Class B	1,288	35,480
Henkel AG & Co. KGaA	338	25,663
Henkel AG & Co. KGaA (Preference Shares)	356	30,382
Reckitt Benckiser Group PLC	499	30,953

		122,478

Personal Care Products – 0.1%
Beiersdorf AG	471	61,110
Haleon PLC	3,649	17,406
L’Oreal SA	228	79,332
Unilever PLC (Amsterdam)	860	51,464
Unilever PLC (London)	811	48,564

		257,876

Tobacco – 0.0%
British American Tobacco PLC	579	21,991
Imperial Brands PLC	987	32,281

		54,272

		1,632,965

Utilities – 0.9%
Electric Utilities – 0.4%
EDP SA	19,584	70,856
Endesa SA	3,408	74,711
Enel SpA	10,639	76,617
Fortum Oyj	4,004	60,362
Iberdrola SA	9,470	135,038
Redeia Corp. SA	3,748	66,946
SSE PLC	3,489	78,688
Terna – Rete Elettrica Nazionale	13,636	115,410

		678,628

Gas Utilities – 0.1%
Enagas SA	3,496	47,968
Naturgy Energy Group SA	2,625	64,697
Snam SpA	22,765	106,111

		218,776

8 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 0.1%
Orron Energy AB(d)	2,787	$1,740
Orsted AS(d)	1,497	83,344
RWE AG	2,734	92,237

		177,321

Multi-Utilities – 0.2%
Centrica PLC	23,244	37,698
E.ON SE	6,694	86,278
Engie SA	3,398	54,167
National Grid PLC	4,604	58,115
Veolia Environnement SA	3,120	90,950

		327,208

Water Utilities – 0.1%
Severn Trent PLC	2,353	80,772
United Utilities Group PLC	6,181	88,087

		168,859

		1,570,792

Materials – 0.8%
Chemicals – 0.4%
Air Liquide SA	540	89,821
Akzo Nobel NV	408	23,823
Arkema SA	294	23,328
BASF SE	444	19,953
Covestro AG(d)	458	27,900
Croda International PLC	632	27,754
EMS-Chemie Holding AG (REG)	47	33,467
Evonik Industries AG	1,232	22,649
FUCHS SE (Preference Shares)	915	41,144
Givaudan SA (REG)	25	110,294
Johnson Matthey PLC	1,127	19,497
K+S AG (REG)	1,009	11,977
LANXESS AG	442	11,089
Novonesis (Novozymes) B	1,277	74,939
Sika AG (REG)	360	93,424
Solvay SA	330	11,452
Syensqo SA	330	24,568
Symrise AG	710	78,541
Umicore SA	1,130	12,235
Yara International ASA	866	24,419

		782,274

Construction Materials – 0.1%
CRH PLC (London)	1,075	110,292
Heidelberg Materials AG	356	45,017
Holcim AG	595	60,642

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 9

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Imerys SA	563	$16,863

		232,814

Metals & Mining – 0.2%
Alleima AB	181	1,269
Anglo American PLC	1,415	45,439
Antofagasta PLC	2,036	44,141
ArcelorMittal SA	987	24,815
BHP Group Ltd.	1,449	38,351
Boliden AB	977	29,174
Fresnillo PLC	1,276	10,483
Glencore PLC(d)	5,705	27,625
Norsk Hydro ASA	4,362	27,105
Rio Tinto PLC	669	42,062
thyssenkrupp AG	1,007	4,134
voestalpine AG	636	12,325

		306,923

Paper & Forest Products – 0.1%
Mondi PLC	1,717	26,012
Stora Enso Oyj – Class R	2,477	24,063
Svenska Cellulosa AB SCA – Class B	1,288	16,752
UPM-Kymmene Oyj	1,348	35,462

		102,289

		1,424,300

Consumer Discretionary – 0.8%
Automobile Components – 0.0%
Cie Generale des Etablissements Michelin SCA	796	25,896
Continental AG	107	7,042
Dowlais Group PLC	2,943	2,219
Forvia SE (Milan)	27	234
Forvia SE (Paris)	35	299
Nokian Renkaat Oyj	578	4,503
Schaeffler AG(d)	1,527	7,202
Valeo SE	282	2,349

		49,744

Automobiles – 0.1%
Bayerische Motoren Werke AG	252	18,743
Bayerische Motoren Werke AG (Preference Shares)	288	19,730
Ferrari NV	303	131,995
Mercedes-Benz Group AG	349	19,621
Porsche Automobil Holding SE (Preference Shares)	377	13,843
Renault SA	203	8,712
Stellantis NV (Milan)	1,290	17,123
Stellantis NV (Paris)	1,735	23,044

10 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Volkswagen AG	151	$13,355
Volkswagen AG (Preference Shares)	138	11,830

		277,996

Broadline Retail – 0.1%
Cie Financiere Richemont SA (REG)	285	39,866
Next PLC	400	51,373

		91,239

Diversified Consumer Services – 0.0%
Pearson PLC	1,740	27,302

Hotels, Restaurants & Leisure – 0.2%
Accor SA	515	23,788
Amadeus IT Group SA	787	55,271
Carnival PLC(d)	409	9,383
Compass Group PLC	1,758	60,236
Flutter Entertainment PLC – Class DI(d)	226	62,199
InterContinental Hotels Group PLC	470	58,644
Sodexo SA	224	18,606
Whitbread PLC	756	27,437

		315,564

Household Durables – 0.1%
Barratt Redrow PLC	2,559	13,936
Berkeley Group Holdings PLC	489	25,843
Electrolux AB – Class B(d)	748	5,596
Persimmon PLC	763	12,223
SEB SA	178	16,911
Taylor Wimpey PLC	9,372	15,639

		90,148

Leisure Products – 0.0%
Viaplay Group AB – Class B(d)	65	4

Specialty Retail – 0.1%
Avolta AG	127	4,714
CECONOMY AG(d)	963	3,271
Currys PLC(d)	4,868	4,934
H & M Hennes & Mauritz AB – Class B	936	12,993
Industria de Diseno Textil SA	757	41,774
Kingfisher PLC	6,282	19,813
Wickes Group PLC	782	1,467
Zalando SE(d)	758	23,704

		112,670

Textiles, Apparel & Luxury Goods – 0.2%
adidas AG	138	32,634
Burberry Group PLC	981	11,228
Christian Dior SE	102	59,547

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 11

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Hermes International SCA	67	$146,236
HUGO BOSS AG	261	8,878
Kering SA	75	17,562
LVMH Moet Hennessy Louis Vuitton SE	90	56,420
Pandora A/S	240	38,725
Puma SE	60	2,820
Swatch Group AG (The) (BR)	56	10,206
Swatch Group AG (The) (REG)	301	10,713

		394,969

		1,359,636

Energy – 0.6%
Energy Equipment & Services – 0.1%
Petrofac Ltd.(d)	6,919	970
Saipem SpA(d)	1,728	4,460
Tenaris SA	3,797	72,846

		78,276

Oil, Gas & Consumable Fuels – 0.5%
Aker BP ASA	2,650	54,490
BP PLC	13,599	66,595
Eni SpA	4,936	69,840
Equinor ASA	4,590	111,250
Galp Energia SGPS SA	4,711	77,453
Koninklijke Vopak NV	1,705	79,748
Neste Oyj	4,680	71,235
OMV AG	1,553	62,268
Shell PLC	6,226	200,085
Thungela Resources Ltd.	141	1,007
TotalEnergies SE	1,632	94,852
Woodside Energy Group Ltd.(b)(c)	261	4,185

		893,008

		971,284

Information Technology – 0.5%
Communications Equipment – 0.1%
Nokia Oyj	5,115	21,485
Telefonaktiebolaget LM Ericsson – Class B	4,594	37,325

		58,810

Electronic Equipment, Instruments & Components – 0.0%
Hexagon AB – Class B	5,852	49,890

IT Services – 0.0%
Atos SE(d)	247	235
Capgemini SE	360	57,870

		58,105

12 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 0.2%
ASML Holding NV	269	$183,810
Infineon Technologies AG	1,599	52,122
NXP Semiconductors NV	516	118,355
STMicroelectronics NV	1,365	35,003

		389,290

Software – 0.2%
Dassault Systemes SE	3,230	111,489
Sage Group PLC (The)	5,404	90,226
SAP SE	466	110,659

		312,374

		868,469

Communication Services – 0.4%
Diversified Telecommunication Services – 0.2%
Altice USA, Inc. – Class A(d)	713	1,718
BT Group PLC	7,665	15,546
Deutsche Telekom AG (REG)	2,256	72,172
Elisa Oyj	1,116	50,570
Eutelsat Communications SACA(d)	1,132	3,485
Koninklijke KPN NV	12,242	47,491
Orange SA	2,176	23,192
Proximus SADP	1,770	11,493
Swisscom AG (REG)	114	65,851
Telecom Italia SpA/Milano(d)	31,583	7,587
Telecom Italia SpA/Milano (Savings Shares)(d)	39,625	11,156
Telefonica SA	3,993	18,089
Telenet Group Holding NV(b)(c)(d)	522	11,584
Telenor ASA	2,325	27,375
Telia Co. AB	12,753	37,390
United Internet AG (REG)	623	10,368

		415,067

Entertainment – 0.0%
Bollore SE	3,319	20,477
Modern Times Group MTG AB – Class B(d)	90	760
Universal Music Group NV	1,098	26,439

		47,676

Interactive Media & Services – 0.0%
Auto Trader Group PLC	4,579	48,912

Media – 0.1%
ITV PLC	7,799	7,218
JCDecaux SE(d)	889	13,242
Lagardere SA	819	18,175

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 13

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company	Shares	U.S. $ Value

ProSiebenSat.1 Media SE	638	$3,119
Publicis Groupe SA	351	38,129
RTL Group SA	319	8,214
Schibsted ASA – Class A	973	33,347
Schibsted ASA – Class B	1,054	33,794
SES SA (GDR)	1,380	4,758
Vivendi SE	1,098	10,094
WPP PLC	1,472	16,101

		186,191

Wireless Telecommunication Services – 0.1%
Millicom International Cellular SA (SDR)(d)	591	14,393
Tele2 AB – Class B	4,849	50,924
Vodafone Group PLC	17,886	16,137

		81,454

		779,300

Real Estate – 0.2%
Diversified REITs – 0.1%
British Land Co. PLC (The)	5,156	25,505
Covivio SA/France	424	23,258
ICADE	547	12,850
Land Securities Group PLC	3,092	23,714

		85,327

Industrial REITs – 0.0%
Segro PLC	5,086	50,457

Office REITs – 0.0%
Gecina SA	296	29,816

Real Estate Management & Development – 0.1%
Deutsche Wohnen SE	1,099	28,800
Swiss Prime Site AG (REG)	732	80,925
Unibail-Rodamco-Westfield(d)	156	12,787
Vonovia SE	1,666	55,261

		177,773

Retail REITs – 0.0%
Hammerson PLC	2,822	10,507
Klepierre SA	1,062	32,100

		42,607

		385,980

Total Common Stocks (cost $12,620,209)		16,380,047

14 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Mexico – 0.7%
Mexico Government International Bond 4.125%, 01/21/2026 (cost $1,173,484)	U.S.$	1,174	$1,164,094

		Notional Amount
PURCHASED OPTIONS - CALLS – 0.4%
Options on Equities Indices – 0.4%
S&P 500 Index Expiration: Dec 2025; Contracts: 14; Exercise Price: USD 6,000.00; Counterparty: Morgan Stanley & Co., Inc.(d) (premium paid $444,108)	USD	8,400,000	751,520

PURCHASED OPTIONS - PUTS – 0.2%
Options on Equities indices – 0.2%
S&P 500 Index Expiration: Dec 2025; Contracts: 14; Exercise Price: USD 6,000.00; Counterparty: Morgan Stanley & Co., Inc.(d) (premium paid $601,048)	USD	8,400,000	359,170

		Shares
WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040(b)(c)(d) (cost $0)		53	– 0	–

		Principal Amount (000)
SHORT-TERM INVESTMENTS – 39.1%
Governments - Treasuries – 18.1%
Japan – 18.1%
Japan Treasury Discount Bill Series 1269 Zero Coupon, 02/25/2025 (cost $31,022,695)	JPY	4,800,000	32,073,683

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 15

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Investment Companies – 10.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(a)(g)(h) (cost $19,136,453)		19,136,453	$19,136,453

		Principal Amount (000)
U.S. Treasury Bills – 10.2%
United States – 10.2%
U.S. Treasury Bill Zero Coupon, 12/12/2024 (cost $18,173,029)	U.S.$	18,200	18,177,149

Total Investments Before Security Lending Collateral for Securities Loaned – 95.4% (cost $160,073,782)			169,402,339

		Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 4.54%(a)(g)(h) (cost $16,408)		16,408	16,408

Total Investments – 95.4% (cost $160,090,190)			169,418,747
Other assets less liabilities – 4.6%			8,105,720

Net Assets – 100.0%			$177,524,467

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
5 Yr Canadian Bond Futures	83	March 2025	$6,722,760	$97,688
10 Yr Canadian Bond Futures	46	March 2025	4,055,084	98,496
Brent Crude Futures	14	March 2025	995,120	(41,076)
Coffee Robusta Futures	9	January 2025	486,810	30,651
Coffee ‘C’ Futures	5	May 2025	591,563	128,421
Coffee ‘C’ Futures	8	March 2025	954,150	147,977
Copper Futures	20	March 2025	2,070,000	(14,622)

16 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Corn Futures	33	May 2025	$725,588	$1,658
Cotton No. 2 Futures	7	May 2025	255,430	(1,975)
Euro-BTP Futures	22	December 2024	2,855,612	84,862
Euro-Bund Futures	118	December 2024	16,806,587	89,657
Euro-OAT Futures	26	December 2024	3,481,419	12,695
Gasoline RBOB Futures	3	February 2025	242,827	(13,176)
Gold 100 OZ Futures	23	February 2025	6,166,300	61,342
Hang Seng Index Futures	3	December 2024	376,060	3,875
KC HRW Wheat Futures	10	May 2025	274,250	(23,002)
Lean Hogs Futures	13	April 2025	471,900	10,229
Live Cattle Futures	8	April 2025	610,480	9,417
LME Lead Futures	2	January 2025	103,579	2,088
LME Nickel Futures	2	January 2025	189,555	(8,780)
LME Primary Aluminum Futures	34	January 2025	2,205,308	(53,786)
LME Zinc Futures	6	January 2025	466,238	9,080
Long Gilt Futures	168	March 2025	20,498,572	118,761
Low SU Gasoil Futures	6	May 2025	398,400	(10,081)
MSCI Singapore IX ETS Futures	11	December 2024	307,175	(984)
Natural Gas Futures	37	February 2025	1,088,910	93,141
Natural Gas Futures	3	January 2025	101,861	214
NY Harbor ULSD Futures	3	February 2025	274,504	(13,192)
S&P 500 E-Mini Futures	88	December 2024	26,626,600	1,557,128
S&P Mid 400 E-Mini Futures	8	December 2024	2,702,240	290,327
S&P/TSX 60 Index Futures	10	December 2024	2,199,350	89,144
Silver Futures	8	March 2025	1,244,320	(21,409)
Soybean Futures	13	May 2025	655,525	(12,211)
Soybean Meal Futures	15	May 2025	453,600	(6,827)
Soybean Oil Futures	22	May 2025	559,284	(37,499)
SPI 200 Futures	13	December 2024	1,792,938	57,406
Sugar 11 (World) Futures	19	April 2025	421,982	(18,221)
TOPIX Index Futures	23	December 2024	4,118,370	137,825
U.S. T-Note 2 Yr (CBT) Futures	38	March 2025	7,832,156	22,514
U.S. T-Note 5 Yr (CBT) Futures	113	March 2025	12,158,977	87,855
U.S. T-Note 10 Yr (CBT) Futures	217	March 2025	24,127,687	294,815
U.S. Ultra Bond (CBT) Futures	20	March 2025	2,543,750	27,468
Wheat (CBT) Futures	15	May 2025	417,750	(30,961)
WTI Crude Futures	15	April 2025	1,007,550	(43,949)

Sold Contracts
Bloomberg Commodity Index Futures	634	December 2024	6,222,076	(19,097)
Euro STOXX 50 Index Futures	50	December 2024	2,545,181	30,492
FTSE 100 Index Futures	6	December 2024	634,330	(5,199)
OMXS 30 Index Futures	14	December 2024	323,792	3,130
U.S. T-Note 2 Yr (CBT) Futures	49	March 2025	10,099,359	(29,446)
U.S. T-Note 5 Yr (CBT) Futures	87	March 2025	9,361,336	(63,947)

				$3,128,916

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 17

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	BRL	21,742	USD	3,776	12/03/2024	$161,989
Bank of America, NA	BRL	10,735	USD	1,773	12/03/2024	(10,816)
Bank of America, NA	USD	3,592	BRL	21,742	12/03/2024	21,908
Bank of America, NA	USD	1,866	BRL	10,735	12/03/2024	(81,655)
Bank of America, NA	INR	412,490	USD	4,890	12/06/2024	10,787
Bank of America, NA	INR	51,291	USD	607	12/06/2024	(141)
Bank of America, NA	NZD	4,336	USD	2,678	12/06/2024	110,281
Bank of America, NA	USD	1,793	NZD	2,905	12/06/2024	(72,633)
Bank of America, NA	SGD	954	USD	708	12/17/2024	(5,250)
Bank of America, NA	JPY	194,693	USD	1,281	12/19/2024	(23,380)
Bank of America, NA	CHF	5,138	USD	5,962	12/20/2024	118,007
Bank of America, NA	EUR	578	USD	611	12/20/2024	(682)
Bank of America, NA	USD	1,729	CHF	1,490	12/20/2024	(34,229)
Bank of America, NA	USD	1,412	EUR	1,345	12/20/2024	9,966
Bank of America, NA	USD	2,584	EUR	2,442	12/20/2024	(1,583)
Bank of America, NA	BRL	1,842	USD	316	01/03/2025	11,358
Bank of America, NA	USD	1,667	BRL	9,708	01/03/2025	(59,864)
Bank of America, NA	CLP	1,561,820	USD	1,621	01/16/2025	18,990
Bank of America, NA	GBP	1,848	USD	2,380	01/16/2025	28,270
Bank of America, NA	PEN	3,468	USD	913	01/16/2025	(12,365)
Bank of America, NA	USD	968	CLP	951,840	01/16/2025	8,527
Bank of America, NA	USD	2,558	CLP	2,463,864	01/16/2025	(29,957)
Bank of America, NA	USD	388	PEN	1,463	01/16/2025	2,006
Bank of America, NA	KRW	602,868	USD	449	01/17/2025	16,218
Bank of America, NA	KRW	1,501,614	USD	1,075	01/17/2025	(3,764)
Bank of America, NA	PHP	40,297	USD	692	01/23/2025	5,738
Bank of America, NA	PHP	23,634	USD	402	01/23/2025	(655)
Bank of America, NA	USD	369	PHP	21,679	01/23/2025	475
Bank of America, NA	HUF	279,661	USD	704	01/24/2025	(10,037)
Bank of America, NA	IDR	8,487,202	USD	536	01/24/2025	1,833
Bank of America, NA	IDR	13,284,382	USD	832	01/24/2025	(4,125)
Bank of America, NA	CAD	4,335	USD	3,087	02/05/2025	(16,615)
Bank of America, NA	NOK	18,903	USD	1,694	02/05/2025	(18,080)
Bank of America, NA	USD	1,427	CAD	1,999	02/05/2025	3,918
Bank of America, NA	USD	628	SEK	6,919	02/05/2025	9,620
Bank of America, NA	TWD	89,117	USD	2,760	02/27/2025	(6,786)
Bank of America, NA	USD	1,307	TWD	42,208	02/27/2025	3,030
Barclays Bank PLC	INR	223,657	USD	2,649	12/06/2024	2,863
Barclays Bank PLC	NZD	2,534	USD	1,499	12/06/2024	(1,561)
Barclays Bank PLC	USD	2,391	INR	200,629	12/06/2024	(18,041)
Barclays Bank PLC	USD	3,000	NZD	4,922	12/06/2024	(84,629)
Barclays Bank PLC	USD	972	MXN	19,032	12/11/2024	(35,586)
Barclays Bank PLC	USD	1,232	JPY	182,292	12/19/2024	(11,337)
Barclays Bank PLC	EUR	576	USD	625	12/20/2024	16,015
Barclays Bank PLC	EUR	2,338	USD	2,468	12/20/2024	(4,923)
Barclays Bank PLC	USD	930	CHF	801	12/20/2024	(19,047)
Barclays Bank PLC	USD	4,397	EUR	4,027	12/20/2024	(138,277)
Barclays Bank PLC	CLP	375,345	USD	383	01/16/2025	(1,847)
Barclays Bank PLC	COP	4,322,245	USD	974	01/16/2025	4,663
Barclays Bank PLC	GBP	2,580	USD	3,320	01/16/2025	36,390

18 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	GBP	3,539	USD	4,470	01/16/2025	$(32,620)
Barclays Bank PLC	PEN	1,015	USD	268	01/16/2025	(2,382)
Barclays Bank PLC	USD	612	COP	2,744,874	01/16/2025	3,388
Barclays Bank PLC	USD	2,339	GBP	1,818	01/16/2025	(25,752)
Barclays Bank PLC	USD	430	PEN	1,627	01/16/2025	4,191
Barclays Bank PLC	KRW	497,327	USD	356	01/17/2025	(1,509)
Barclays Bank PLC	USD	382	KRW	534,000	01/17/2025	1,366
Barclays Bank PLC	USD	100	KRW	136,836	01/17/2025	(1,508)
Barclays Bank PLC	MYR	11,079	USD	2,524	01/21/2025	27,214
Barclays Bank PLC	MYR	3,996	USD	898	01/21/2025	(2,666)
Barclays Bank PLC	USD	1,262	MYR	5,600	01/21/2025	115
Barclays Bank PLC	USD	1,567	MYR	6,844	01/21/2025	(24,974)
Barclays Bank PLC	CNH	8,242	USD	1,140	01/23/2025	1,027
Barclays Bank PLC	PHP	94,409	USD	1,628	01/23/2025	19,432
Barclays Bank PLC	USD	709	PHP	41,840	01/23/2025	4,137
Barclays Bank PLC	USD	1,274	PHP	73,643	01/23/2025	(19,392)
Barclays Bank PLC	CZK	101,454	USD	4,250	01/24/2025	(1,944)
Barclays Bank PLC	HUF	536,670	USD	1,387	01/24/2025	16,847
Barclays Bank PLC	IDR	3,424,619	USD	216	01/24/2025	857
Barclays Bank PLC	USD	1,463	CZK	34,931	01/24/2025	669
Barclays Bank PLC	USD	2,467	HUF	954,656	01/24/2025	(29,968)
Barclays Bank PLC	USD	129	IDR	2,037,790	01/24/2025	(504)
BNP Paribas SA	BRL	2,251	USD	372	12/03/2024	(2,268)
BNP Paribas SA	USD	391	BRL	2,251	12/03/2024	(16,859)
BNP Paribas SA	USD	2,374	JPY	358,620	12/19/2024	28,343
Citibank, NA	USD	203	INR	17,065	12/06/2024	(783)
Citibank, NA	USD	1,389	JPY	214,596	12/19/2024	48,521
Citibank, NA	PEN	448	USD	118	01/16/2025	(1,392)
Citibank, NA	USD	2,872	GBP	2,283	01/16/2025	32,969
Citibank, NA	KRW	2,380,875	USD	1,778	01/17/2025	68,195
Citibank, NA	USD	163	KRW	228,112	01/17/2025	1,309
Citibank, NA	USD	2,455	KRW	3,302,341	01/17/2025	(83,120)
Citibank, NA	IDR	18,605,226	USD	1,165	01/24/2025	(6,215)
Deutsche Bank AG	USD	315	INR	26,533	12/06/2024	(1,210)
Deutsche Bank AG	MXN	13,146	USD	656	12/11/2024	9,391
Deutsche Bank AG	USD	638	ZAR	11,543	12/19/2024	1,743
Deutsche Bank AG	CHF	1,027	USD	1,178	12/20/2024	10,096
Deutsche Bank AG	EUR	16,507	USD	17,832	12/20/2024	375,112
Deutsche Bank AG	EUR	900	USD	938	12/20/2024	(13,955)
Deutsche Bank AG	USD	3,259	EUR	3,009	12/20/2024	(76,627)
Deutsche Bank AG	PEN	3,417	USD	899	01/16/2025	(13,086)
Deutsche Bank AG	USD	2,224	GBP	1,762	01/16/2025	18,094
Deutsche Bank AG	PHP	48,927	USD	829	01/23/2025	(4,600)
Deutsche Bank AG	IDR	3,263,338	USD	206	01/24/2025	295
Deutsche Bank AG	SEK	7,624	USD	696	02/05/2025	(6,048)
Deutsche Bank AG	USD	257	TWD	8,309	02/27/2025	576
Goldman Sachs Bank USA	BRL	7,520	USD	1,242	12/03/2024	(7,577)
Goldman Sachs Bank USA	USD	1,293	BRL	7,520	12/03/2024	(42,839)
Goldman Sachs Bank USA	INR	124,566	USD	1,479	12/06/2024	5,419
Goldman Sachs Bank USA	USD	2,295	INR	193,281	12/06/2024	(8,434)
Goldman Sachs Bank USA	MXN	35,970	USD	1,841	12/11/2024	70,985

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 19

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	USD	1,951	MXN	38,126	12/11/2024	$(75,240)
Goldman Sachs Bank USA	USD	712	JPY	108,018	12/19/2024	11,480
Goldman Sachs Bank USA	CLP	1,628,009	USD	1,686	01/16/2025	15,713
Goldman Sachs Bank USA	COP	3,316,220	USD	739	01/16/2025	(4,723)
Goldman Sachs Bank USA	USD	997	CLP	976,264	01/16/2025	4,488
Goldman Sachs Bank USA	USD	181	PEN	687	01/16/2025	2,230
Goldman Sachs Bank USA	KRW	266,284	USD	190	01/17/2025	(1,306)
Goldman Sachs Bank USA	USD	213	MYR	949	01/21/2025	955
Goldman Sachs Bank USA	PHP	21,364	USD	363	01/23/2025	(1,241)
Goldman Sachs Bank USA	USD	744	PHP	43,888	01/23/2025	3,405
Goldman Sachs Bank USA	IDR	4,951,154	USD	317	01/24/2025	5,256
Goldman Sachs Bank USA	PLN	6,499	USD	1,582	01/24/2025	(14,608)
Goldman Sachs Bank USA	USD	775	IDR	12,370,160	01/24/2025	3,550
Goldman Sachs Bank USA	USD	1,377	PLN	5,657	01/24/2025	12,715
Goldman Sachs Bank USA	USD	2,256	CAD	3,117	02/05/2025	(23,497)
Goldman Sachs Bank USA	USD	1,019	NOK	11,275	02/05/2025	1,993
HSBC Bank USA	EUR	823	USD	883	12/20/2024	12,813
HSBC Bank USA	TWD	41,977	USD	1,299	02/27/2025	(4,598)
JPMorgan Chase Bank, NA	INR	122,938	USD	1,464	12/06/2024	9,853
JPMorgan Chase Bank, NA	NZD	1,310	USD	806	12/06/2024	29,812
JPMorgan Chase Bank, NA	USD	2,465	INR	207,548	12/06/2024	(9,858)
JPMorgan Chase Bank, NA	USD	1,363	NZD	2,250	12/06/2024	(30,019)
JPMorgan Chase Bank, NA	CNY	6,375	USD	906	12/18/2024	17,821
JPMorgan Chase Bank, NA	JPY	109,881	USD	716	12/19/2024	(19,668)
JPMorgan Chase Bank, NA	USD	886	JPY	133,937	12/19/2024	11,324
JPMorgan Chase Bank, NA	ZAR	12,380	USD	680	12/19/2024	(6,447)
JPMorgan Chase Bank, NA	USD	976	EUR	904	12/20/2024	(20,221)
JPMorgan Chase Bank, NA	GBP	625	USD	793	01/16/2025	(2,301)
JPMorgan Chase Bank, NA	USD	148	COP	659,060	01/16/2025	(400)
JPMorgan Chase Bank, NA	USD	1,084	GBP	862	01/16/2025	12,372
JPMorgan Chase Bank, NA	USD	1,677	PHP	99,040	01/23/2025	10,049
JPMorgan Chase Bank, NA	IDR	8,588,407	USD	550	01/24/2025	8,941
JPMorgan Chase Bank, NA	SEK	25,928	USD	2,384	02/05/2025	(4,388)
JPMorgan Chase Bank, NA	USD	1,622	CAD	2,270	02/05/2025	2,841
Morgan Stanley Capital Services, Inc.	INR	15,167	USD	180	12/06/2024	176
Morgan Stanley Capital Services, Inc.	USD	846	INR	71,449	12/06/2024	(609)
Morgan Stanley Capital Services, Inc.	JPY	5,389,906	USD	36,359	12/19/2024	257,121
Morgan Stanley Capital Services, Inc.	USD	790	JPY	121,244	12/19/2024	22,018
Morgan Stanley Capital Services, Inc.	USD	2,153	JPY	319,120	12/19/2024	(15,223)
Morgan Stanley Capital Services, Inc.	ZAR	9,217	USD	523	12/19/2024	12,174
Morgan Stanley Capital Services, Inc.	CHF	521	USD	590	12/20/2024	(2,812)
Morgan Stanley Capital Services, Inc.	CLP	663,845	USD	684	01/16/2025	3,078

20 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	COP	4,282,005	USD	964	01/16/2025	$3,413
Morgan Stanley Capital Services, Inc.	USD	1,343	COP	5,961,199	01/16/2025	(5,763)
Morgan Stanley Capital Services, Inc.	USD	311	MYR	1,394	01/21/2025	3,182
Morgan Stanley Capital Services, Inc.	IDR	39,922,416	USD	2,550	01/24/2025	35,754
Morgan Stanley Capital Services, Inc.	USD	1,401	IDR	22,292,484	01/24/2025	2,268
Morgan Stanley Capital Services, Inc.	USD	3,841	IDR	60,105,300	01/24/2025	(56,180)
Morgan Stanley Capital Services, Inc.	SEK	23,943	USD	2,176	02/05/2025	(29,006)
Morgan Stanley Capital Services, Inc.	USD	1,024	SEK	11,263	02/05/2025	13,644
Morgan Stanley Capital Services, Inc.	TWD	49,787	USD	1,541	02/27/2025	(4,314)
Standard Chartered Bank	USD	727	JPY	109,748	12/19/2024	8,319
Standard Chartered Bank	USD	1,031	KRW	1,375,815	01/17/2025	(43,026)
State Street Bank & Trust Co.	NZD	2,347	USD	1,419	12/06/2024	28,754
State Street Bank & Trust Co.	NZD	484	USD	286	12/06/2024	(1,004)
State Street Bank & Trust Co.	USD	1,253	NZD	2,055	12/06/2024	(36,228)
State Street Bank & Trust Co.	MXN	24,648	USD	1,239	12/11/2024	26,780
State Street Bank & Trust Co.	MXN	10,844	USD	523	12/11/2024	(10,074)
State Street Bank & Trust Co.	USD	625	MXN	12,830	12/11/2024	6,045
State Street Bank & Trust Co.	USD	946	MXN	18,661	12/11/2024	(27,714)
State Street Bank & Trust Co.	SGD	982	USD	752	12/17/2024	18,033
State Street Bank & Trust Co.	SGD	613	USD	456	12/17/2024	(2,052)
State Street Bank & Trust Co.	USD	342	TRY	12,127	12/18/2024	2,093
State Street Bank & Trust Co.	JPY	64,432	USD	433	12/19/2024	1,169
State Street Bank & Trust Co.	JPY	297,380	USD	1,949	12/19/2024	(43,137)
State Street Bank & Trust Co.	USD	383	JPY	59,122	12/19/2024	12,780
State Street Bank & Trust Co.	USD	66	JPY	9,813	12/19/2024	(566)
State Street Bank & Trust Co.	USD	1,255	ZAR	22,860	12/19/2024	11,892

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 21

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	1,940	ZAR	34,392	12/19/2024	$(34,022)
State Street Bank & Trust Co.	ZAR	21,537	USD	1,214	12/19/2024	20,037
State Street Bank & Trust Co.	ZAR	16,261	USD	896	12/19/2024	(5,548)
State Street Bank & Trust Co.	CHF	204	USD	232	12/20/2024	104
State Street Bank & Trust Co.	CHF	296	USD	335	12/20/2024	(1,674)
State Street Bank & Trust Co.	EUR	318	CHF	300	12/20/2024	3,970
State Street Bank & Trust Co.	EUR	1,191	USD	1,274	12/20/2024	14,709
State Street Bank & Trust Co.	EUR	131	USD	138	12/20/2024	(62)
State Street Bank & Trust Co.	USD	704	CHF	606	12/20/2024	(15,113)
State Street Bank & Trust Co.	USD	476	EUR	450	12/20/2024	223
State Street Bank & Trust Co.	USD	414	EUR	381	12/20/2024	(10,672)
State Street Bank & Trust Co.	GBP	747	USD	958	01/16/2025	7,298
State Street Bank & Trust Co.	GBP	307	USD	390	01/16/2025	(539)
State Street Bank & Trust Co.	USD	792	GBP	626	01/16/2025	4,849
State Street Bank & Trust Co.	CNH	8,323	USD	1,150	01/23/2025	(1,068)
State Street Bank & Trust Co.	THB	39,598	USD	1,148	01/23/2025	(10,979)
State Street Bank & Trust Co.	USD	468	CNH	3,387	01/23/2025	323
State Street Bank & Trust Co.	USD	1,761	THB	60,802	01/23/2025	18,995
State Street Bank & Trust Co.	CZK	5,611	USD	234	01/24/2025	(1,302)
State Street Bank & Trust Co.	USD	466	CZK	11,342	01/24/2025	9,499
State Street Bank & Trust Co.	USD	89	HUF	34,582	01/24/2025	(358)
State Street Bank & Trust Co.	USD	200	PLN	825	01/24/2025	2,873
State Street Bank & Trust Co.	AUD	1,205	USD	783	02/05/2025	(3,384)
State Street Bank & Trust Co.	CAD	1,978	USD	1,427	02/05/2025	10,293
State Street Bank & Trust Co.	NOK	9,298	USD	840	02/05/2025	(2,030)
State Street Bank & Trust Co.	SEK	2,318	USD	213	02/05/2025	(123)
State Street Bank & Trust Co.	USD	116	AUD	178	02/05/2025	323
State Street Bank & Trust Co.	USD	114	CAD	160	02/05/2025	969
State Street Bank & Trust Co.	USD	308	CAD	426	02/05/2025	(3,260)
State Street Bank & Trust Co.	USD	538	NOK	5,945	02/05/2025	626
State Street Bank & Trust Co.	USD	445	SEK	4,894	02/05/2025	5,793
UBS AG	BRL	2,251	USD	389	12/03/2024	14,433
UBS AG	BRL	3,487	USD	576	12/03/2024	(3,513)
UBS AG	USD	372	BRL	2,251	12/03/2024	2,268
UBS AG	USD	603	BRL	3,487	12/03/2024	(23,112)
UBS AG	NZD	2,981	USD	1,807	12/06/2024	41,195
UBS AG	USD	1,286	NZD	2,195	12/06/2024	14,234
UBS AG	MXN	15,948	USD	771	12/11/2024	(13,755)
UBS AG	USD	954	MXN	19,771	12/11/2024	18,878
UBS AG	USD	682	ZAR	12,380	12/19/2024	4,059
UBS AG	CLP	382,231	USD	388	01/16/2025	(4,357)
UBS AG	KRW	2,291,344	USD	1,667	01/17/2025	21,757
UBS AG	USD	89	KRW	123,686	01/17/2025	125
UBS AG	USD	351	KRW	478,966	01/17/2025	(6,672)
UBS AG	USD	142	IDR	2,247,681	01/24/2025	(10)
UBS AG	CAD	851	USD	606	02/05/2025	(3,255)
UBS AG	USD	3,154	AUD	4,853	02/05/2025	12,814
UBS AG	TWD	28,547	USD	887	02/27/2025	822

						$453,788

22 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 43, 5 Year Index, 12/20/2029*	5.00%	Quarterly	2.95%	USD	8,680	$830,328	$603,595	$226,733

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi- Annual	$(146,314)	$131,003		$(277,317)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi- Annual	(84,552)	98,737		(183,289)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi- Annual	61,030	282,301		(221,271)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi- Annual	(177,740)	188,011		(365,751)
NZD	7,750	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi- Annual	15,562	100,538		(84,976)
GBP	3,170	10/26/2028	1 Day SONIA	4.627%	Annual	101,886	– 0	–	101,886
AUD	3,130	11/13/2030	6 Month BBSW	0.872%	Semi- Annual	(360,143)	(150,721)		(209,422)
NZD	5,540	10/03/2033	3 Month BKBM	5.128%	Quarterly/ Semi- Annual	277,894	– 0	–	277,894

						$(312,377)	$649,869		$(962,246)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	118	12/20/2024	$5,679
Swiss Market Index Futures	0.00%	Maturity	CHF	118	12/20/2024	2,582

						$8,261

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 23

CONSOLIDATED PORTFOLIO OF INVESTMENTS (continued)

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Fair valued by the Adviser.

(d)	Non-income producing security.

(e)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2024, the market value of this security amounted to $5,320 or 0.0% of net assets.

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

BR – Bearer

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

See notes to consolidated financial statements.

24 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED STATEMENT OF ASSETS & LIABILITIES

November 30, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $140,937,329)	$150,265,886	(a)
Affiliated issuers (cost $19,152,861—including investment of cash collateral for securities loaned of $16,408)	19,152,861
Cash	10
Cash collateral due from broker	7,012,979
Foreign currencies, at value (cost $538,360)	541,273
Unrealized appreciation on forward currency exchange contracts	2,230,916
Receivable for variation margin on futures	416,189
Unaffiliated interest and dividends receivable	149,522
Affiliated dividends receivable	73,170
Unrealized appreciation on total return swaps	8,261
Receivable for variation margin on centrally cleared swaps	6,267
Receivable for capital stock sold	6,213
Receivable due from Adviser	3,712
Other assets	1,803

Total assets	179,869,062

Liabilities
Unrealized depreciation on forward currency exchange contracts	1,777,128
Custody and accounting fees payable	162,757
Advisory fee payable	86,278
Administrative fee payable	52,536
Distribution fee payable	34,804
Payable for capital stock redeemed	18,374
Payable for collateral received on securities loaned	16,408
Transfer Agent fee payable	10,726
Accrued expenses	185,584

Total liabilities	2,344,595

Net Assets	$177,524,467

Composition of Net Assets
Capital stock, at par	$99,606
Additional paid-in capital	181,410,328
Accumulated loss	(3,985,467)

Net Assets	$177,524,467

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$164,030,769	9,198,368	$17.83	*

C	$1,939,292	122,110	$15.88

Advisor	$9,070,219	502,233	$18.06

I	$2,484,187	137,848	$18.02

(a)	Includes securities on loan with a value of $551,163 (see Note E).

*	The maximum offering price per share for Class A shares was $18.62 which reflects a sales charge of 4.25%.

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 25

CONSOLIDATED STATEMENT OF OPERATIONS

Year Ended November 30, 2024

Investment Income
Interest	$2,869,336
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $96,395)	991,214
Affiliated issuers	847,856
Securities lending income	6,546	$4,714,952

Expenses
Advisory fee (see Note B)	1,071,275
Distribution fee—Class A	408,815
Distribution fee—Class C	20,610
Distribution fee—Class R	417
Distribution fee—Class K	804
Transfer agency—Class A	240,227
Transfer agency—Class C	3,196
Transfer agency—Advisor Class	16,561
Transfer agency—Class R	223
Transfer agency—Class K	666
Transfer agency—Class I	1,768
Custody and accounting	173,182
Audit and tax	137,472
Administrative	113,854
Registration fees	92,406
Printing	66,943
Legal	49,634
Directors’ fees	22,200
Miscellaneous	71,773

Total expenses	2,492,026
Less: expenses waived and reimbursed by the Adviser (see Notes B & E)	(27,330)

Net expenses		2,464,696

Net investment income		2,250,256

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		14,281,104
Forward currency exchange contracts		1,208,818
Futures		6,110,451
Options written		77,437
Swaps		(1,163,678)
Foreign currency transactions		(942,472)
Net change in unrealized appreciation (depreciation) of:
Investments		(4,193,399)
Forward currency exchange contracts		1,368,619
Futures		2,714,497
Swaps		3,084,520
Foreign currency denominated assets and liabilities		(96,103)

Net gain on investment and foreign currency transactions		22,449,794

Net Increase in Net Assets from Operations		$24,700,050

See notes to consolidated financial statements.

26 | AB GLOBAL RISK ALLOCATION FUND	abfunds.com

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30, 2024	Year Ended November 30, 2023
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,250,256	$4,181,331
Net realized gain (loss) on investment and foreign currency transactions	19,571,660	(2,310,161)
Net change in unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities	2,878,134	(4,234,632)

Net increase (decrease) in net assets from operations	24,700,050	(2,363,462)
Distributions to Shareholders
Class A	(2,310,530)	(16,389,921)
Class C	(25,123)	(186,826)
Advisor Class	(215,000)	(1,343,971)
Class R	(2,480)	(26,240)
Class K	(8,873)	(58,331)
Class I	(20,265)	(156,841)
Capital Stock Transactions
Net decrease	(24,033,085)	(38,675,085)

Total decrease	(1,915,306)	(59,200,677)
Net Assets
Beginning of period	179,439,773	238,640,450

End of period	$177,524,467	$179,439,773

See notes to consolidated financial statements.

abfunds.com	AB GLOBAL RISK ALLOCATION FUND | 27

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2024

NOTE A

Significant Accounting Policies

AB Global Risk Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. As part of the Fund’s investment strategy, the Fund seeks to gain exposure to commodities and commodities-related instruments and derivatives primarily through investments in AllianceBernstein Global Risk Allocation Fund (Cayman), Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of November 30, 2024, net assets of the Fund were $177,524,467, of which $9,311,242, or 5%, represented the Fund’s ownership of all issued shares and voting rights of the Subsidiary. This report presents the consolidated financial statements of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated in consolidation. The Fund offers Class A, Class C, Advisor Class and Class I. Class B, Class R, Class K and Class T shares have been authorized but currently are not offered. Effective May 20, 2024, Class R and Class K were liquidated. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an

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investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Fund’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued

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on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange-traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each

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investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-

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backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2024:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$41,680,755		$	– 0	–	$41,680,755
Investment Companies		39,679,468		– 0	–		0	(a)	39,679,468
Common Stocks:
Financials		88,075		3,226,404			47,503		3,361,982
Industrials		65,367		1,936,717			12,374		2,014,458
Health Care		61,134		1,949,747			– 0	–	2,010,881
Consumer Staples		329,010		1,303,955			– 0	–	1,632,965
Utilities		– 0	–	1,570,792			– 0	–	1,570,792
Materials		38,351		1,385,949			– 0	–	1,424,300
Consumer Discretionary		32,213		1,327,423			– 0	–	1,359,636
Energy		1,977		965,122			4,185		971,284
Information Technology		118,355		750,114			– 0	–	868,469
Communication Services		278,547		489,169			11,584		779,300
Real Estate		10,507		375,473			– 0	–	385,980
Governments – Sovereign Bonds		– 0	–	1,164,094			– 0	–	1,164,094
Purchased Options – Calls		– 0	–	751,520			– 0	–	751,520
Purchased Options – Puts		– 0	–	359,170			– 0	–	359,170
Warrants		– 0	–	– 0	–		0	(a)	– 0	–
Short-Term Investments:
Governments – Treasuries		– 0	–	32,073,683			– 0	–	32,073,683
Investment Companies		19,136,453		– 0	–		– 0	–	19,136,453
U.S. Treasury Bills		– 0	–	18,177,149			– 0	–	18,177,149
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		16,408		– 0	–		– 0	–	16,408

Total Investments in Securities		59,855,865		109,487,236			75,646	(a)	169,418,747

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Investments in Securities:	Level 1		Level 2			Level 3			Total
Other Financial Instruments(b):
Assets:
Futures	$3,598,356		$	– 0	–	$	– 0	–	$3,598,356	(c)
Forward Currency Exchange Contracts	– 0	–		2,230,916			– 0	–	2,230,916
Centrally Cleared Credit Default Swaps	– 0	–		830,328			– 0	–	830,328	(c)
Centrally Cleared Interest Rate Swaps	– 0	–		456,372			– 0	–	456,372	(c)
Total Return Swaps	– 0	–		8,261			– 0	–	8,261
Liabilities:
Futures	(469,440)			– 0	–		– 0	–	(469,440	)(c)
Forward Currency Exchange Contracts	– 0	–		(1,777,128)			– 0	–	(1,777,128)
Centrally Cleared Interest Rate Swaps	– 0	–		(768,749)			– 0	–	(768,749	)(c)

Total	$62,984,781			$110,467,236			$75,646	(a)	$173,527,663

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(c)

Only variation margin receivable (payable) at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

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4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for federal income tax purposes. Note that the loss from the Subsidiary’s contemplated activities also cannot be carried forward to reduce future Subsidiary’s income in subsequent years. However, if the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as income for federal income tax purposes.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Fund amortizes premiums and accretes discounts as adjustments to interest income. The Fund accounts for distributions received from real estate investment trust (“REIT”) investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

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7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Cash and Short-Term Investments

Cash and short-term investments include cash on hand and short-term investments with maturities of less than one year when purchased.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .60% of the first $200 million, .50% of the next $200 million and .40% in excess of $400 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

The Subsidiary has entered into a separate agreement with the Adviser for the management of the Subsidiary’s portfolio. The Adviser receives no compensation from the Subsidiary for its services under the agreement.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended November 30, 2024, the reimbursement for such services amounted to $113,854.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $108,929 for the year ended November 30, 2024.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,061 from the sale of Class A shares and received $184 and $23 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares, respectively, for the year ended November 30, 2024.

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The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser had contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. Effective September 1, 2023, the Adviser has contractually agreed to waive .05% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .15%) until August 31, 2024. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the year ended November 30, 2024, such waiver amounted to $25,694.

A summary of the Fund’s transactions in AB mutual funds for the year ended November 30, 2024 is as follows:

Fund	Market Value 11/30/23 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/24 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$15,016	$154,125	$150,004	$19,137	$848
AB Government Money Market Portfolio*	72	114,350	114,406	16	3

Total				$19,153	$851

*	Investments of cash collateral for securities lending transactions (see Note E).

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the 1940 Act. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and

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promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $3,521,532, $427,562 and $261,063 for Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, and the share class is active, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended November 30, 2024 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$41,742,032		$35,667,868
U.S. government securities	– 0	–	45,740,345

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation are as follows:

Cost	$191,586,377

Gross unrealized appreciation	$18,948,783
Gross unrealized depreciation	(40,217,876)

Net unrealized depreciation	$(21,269,093)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and

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movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the exchange on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the consolidated statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the year ended November 30, 2024, the Fund held futures for hedging and non-hedging purposes.

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

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A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the year ended November 30, 2024, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call purchased option by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call purchased options are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

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Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of the written option by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

During the year ended November 30, 2024, the Fund held purchased options for hedging and non-hedging purposes. During the year ended November 30, 2024, the Fund held written options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps for investment purposes or to hedge its exposure to interest rates, credit risk, equity markets or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures, making direct investments in foreign currencies, as described below under “Currency Transactions.” A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indexes for a specified amount of an underlying asset or inflation. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the

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counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates, inflation or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swaps on the consolidated statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the consolidated statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the consolidated statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the consolidated statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation (depreciation) of swaps on the consolidated statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits with the broker or segregates at its custodian cash or securities as collateral to satisfy initial margin requirements set by the clearinghouse on which the transaction is effected. Pursuant to the contract, with respect to cash collateral, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract; in the case of securities collateral, the Fund agrees to adjust the securities position held in the segregated account accordingly. Such receipts, payments or adjustments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the year ended November 30, 2024, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain

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circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the year ended November 30, 2024, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

During the year ended November 30, 2024, the Fund held total return swaps for hedging and non-hedging purposes.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the year ended November 30, 2024, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on futures	$934,811	*	Payable for variation margin on futures	$93,393	*

Equity contracts	Receivable for variation margin on futures	2,169,327	*	Payable for variation margin on futures	6,183	*

Commodity contracts	Receivable for variation margin on futures	494,218	*	Payable for variation margin on futures	369,864	*

Credit contracts	Receivable for variation margin on centrally cleared swaps	226,733	*

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Asset Derivatives			Liability Derivatives
Derivative Type	Consolidated Statement of Assets and Liabilities Location	Fair Value		Consolidated Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Receivable for variation margin on centrally cleared swaps	$379,780	*	Payable for variation margin on centrally cleared swaps	$1,342,026	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	2,230,916		Unrealized depreciation on forward currency exchange contracts	1,777,128

Equity contracts	Investments in securities, at value	1,110,690

Equity contracts	Unrealized appreciation on total return swaps	8,261

Total		$7,554,736			$3,588,594

*

Only variation margin receivable/payable at period end is reported within the consolidated statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the consolidated portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$117,305	$244,087

Equity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	6,236,300	2,039,627

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Derivative Type	Location of Gain or (Loss) on Derivatives Within Consolidated Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)

Commodity contracts	Net realized gain (loss) on futures; Net change in unrealized appreciation (depreciation) of futures	$(243,154)		$430,783

Foreign currency contracts	Net realized gain (loss) on forward currency exchange contracts; Net change in unrealized appreciation (depreciation) of forward currency exchange contracts	1,208,818		1,368,619

Equity contracts	Net realized gain (loss) on investment transactions; Net change in unrealized appreciation (depreciation) of investments	(155,373)		65,534

Equity contracts	Net realized gain (loss) on options written; Net change in unrealized appreciation (depreciation) of options written	77,437		– 0	–

Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	(2,885,035)		3,541,350

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	1,721,357		(465,091)

Equity contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	– 0	–	8,261

Total		$6,077,655		$7,233,170

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the year ended November 30, 2024:

Futures:
Average notional amount of buy contracts	$171,495,107
Average notional amount of sale contracts	$20,952,928
Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$161,885,412
Average principal amount of sale contracts	$211,038,395
Purchased Options:
Average notional amount	$15,979,167	(a)
Options Written:
Average notional amount	$13,795,000	(b)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$74,446,631
Centrally Cleared Credit Default Swaps:
Average notional amount of sale contracts	$11,902,831
Total Return Swaps:
Average notional amount	$187,284	(c)

(a)	Positions were open for six months during the year.

(b)	Positions were open for two months during the year.

(c)	Positions were open for three months during the year.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the consolidated statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of November 30, 2024. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

AB GLOBAL RISK ALLOCATION FUND

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA	$542,921	$(392,617)	$	– 0	–	$	– 0	–	$150,304
Barclays Bank PLC	139,174	(139,174)		– 0	–		– 0	–	– 0	–
BNP Paribas SA	28,343	(19,127)		– 0	–		– 0	–	9,216
Citibank, NA	150,994	(91,510)		– 0	–		– 0	–	59,484
Deutsche Bank AG	415,307	(115,526)		– 0	–		– 0	–	299,781
Goldman Sachs Bank USA	138,189	(138,189)		– 0	–		– 0	–	– 0	–
HSBC Bank USA	12,813	(4,598)		– 0	–		– 0	–	8,215
JPMorgan Chase Bank, NA	85,192	(85,192)		– 0	–		– 0	–	– 0	–

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Morgan Stanley Capital Services LLC/Morgan Stanley Capital Services, Inc./Morgan Stanley ICE	$361,089	$(113,907)	$	– 0	–	$	– 0	–	$247,182
Standard Chartered Bank	8,319	(8,319)		– 0	–		– 0	–	– 0	–
State Street Bank & Trust Co.	208,430	(208,430)		– 0	–		– 0	–	– 0	–
UBS AG	130,585	(54,674)		– 0	–		– 0	–	75,911

Total	$2,221,356	$(1,371,263)	$	– 0	–	$	– 0	–	$850,093	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA	$392,617	$(392,617)	$	– 0	–	$	– 0	–	$ – 0	–
Barclays Bank PLC	458,467	(139,174)		– 0	–		– 0	–	319,293
BNP Paribas SA	19,127	(19,127)		– 0	–		– 0	–	– 0	–
Citibank, NA	91,510	(91,510)		– 0	–		– 0	–	– 0	–
Deutsche Bank AG	115,526	(115,526)		– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA	179,465	(138,189)		– 0	–		– 0	–	41,276
HSBC Bank USA	4,598	(4,598)		– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA	93,302	(85,192)		– 0	–		– 0	–	8,110
Morgan Stanley Capital Services, Inc.	113,907	(113,907)		– 0	–		– 0	–	– 0	–
Standard Chartered Bank	43,026	(8,319)		– 0	–		– 0	–	34,707
State Street Bank & Trust Co.	210,909	(208,430)		– 0	–		– 0	–	2,479
UBS AG	54,674	(54,674)		– 0	–		– 0	–	– 0	–

Total	$1,777,128	$(1,371,263)	$	– 0	–	$	– 0	–	$405,865	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB CAYMAN GLOBAL RISK ALLOCATION FUND

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
JPMorgan Chase Bank, NA	$17,821	$	– 0	–	$	– 0	–	$	– 0	–	$17,821

Total	$17,821	$	– 0	–	$	– 0	–	$	– 0	–	$17,821	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash collateral and/or non-cash collateral. Non-cash collateral will include only securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. If the Fund cannot sell or repledge any non-cash collateral, such collateral will not be reflected in the portfolio of investments. If a loan is collateralized by cash, the Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. If the Fund receives non-cash collateral, the Fund will receive a fee from the borrower generally equal to a negotiated percentage of the market value of the loaned securities. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any dividend income or other distributions from the securities; however, these distributions will not be afforded the same preferential tax treatment as qualified dividends. The Fund will not be able to exercise voting rights with respect to any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle,

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the consolidated statement of assets and liabilities. The collateral will be adjusted the next business day to maintain the required collateral amount. The amounts of securities lending income from the borrowers and Government Money Market Portfolio are reflected in the consolidated statement of operations. When the Fund earns net securities lending income from Government Money Market Portfolio, the income is inclusive of a rebate expense paid to the borrower. In connection with the cash collateral investment by the Fund in Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

A summary of the Fund’s transactions surrounding securities lending for the year ended November 30, 2024 is as follows:

				Government Money Market Portfolio
Market Value of Securities on Loan*	Cash Collateral*	Market Value of Non-Cash Collateral*	Income from Borrowers	Income Earned	Advisory Fee Waived
$551,163	$16,408	$545,748	$3,627	$2,919	$1,636

*	As of November 30, 2024.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023

Class A
Shares sold	147,704	1,026,060	$2,449,188	$15,851,463

Shares issued in reinvestment of dividends and distributions	133,902	798,854	2,092,894	12,573,958

Shares converted from Class C	9,512	31,682	160,965	497,876

Shares redeemed	(1,394,445)	(4,052,576)	(23,244,138)	(63,825,234)

Net decrease	(1,103,327)	(2,195,980)	$(18,541,091)	$(34,901,937)

Class C
Shares sold	23,021	37,743	$336,012	$540,411

Shares issued in reinvestment of dividends and distributions	1,656	12,082	23,215	171,686

Shares converted to Class A	(10,650)	(35,244)	(160,965)	(497,876)

Shares redeemed	(28,993)	(30,446)	(438,170)	(428,751)

Net decrease	(14,966)	(15,865)	$(239,908)	$(214,530)

Advisor Class
Shares sold	61,428	417,368	$1,034,118	$6,729,993

Shares issued in reinvestment of dividends and distributions	10,931	66,962	172,498	1,064,694

Shares redeemed	(387,540)	(668,792)	(6,527,397)	(10,645,899)

Net decrease	(315,181)	(184,462)	$(5,320,781)	$(2,851,212)

Class R
Shares sold	63	499	$1,048	$13,985

Shares issued in reinvestment of dividends and distributions	154	1,665	2,480	26,240

Shares redeemed	(13,715)	(10,633)	(235,106)	(168,086)

Net decrease	(13,498)	(8,469)	$(231,578)	$(127,861)

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Year Ended November 30, 2024	Year Ended November 30, 2023	Year Ended November 30, 2024	Year Ended November 30, 2023

Class K
Shares sold	871	5,604	$14,203	$90,355

Shares issued in reinvestment of dividends and distributions	567	3,708	8,872	58,326

Shares redeemed	(49,703)	(6,725)	(822,852)	(105,237)

Net increase (decrease)	(48,265)	2,587	$(799,777)	$43,444

Class I
Shares sold	74,326	19,026	$1,302,102	$303,333

Shares issued in reinvestment of dividends and distributions	1,287	9,882	20,264	156,837

Shares redeemed	(13,392)	(69,346)	(222,316)	(1,083,159)

Net increase (decrease)	62,221	(40,438)	$1,100,050	$(622,989)

NOTE G

Risks Involved in Investing in the Fund

Market Risk—The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market. It includes the risk that a particular style of investing may be underperforming the market generally.

Allocation Risk—The allocation of investments among asset classes may have a significant effect on the Fund’s net asset value, or NAV, when the asset classes in which the Fund has invested more heavily perform worse than the asset classes invested in less heavily.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the recent end

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

of a period of historically low rates and the effects of potential central bank monetary policy, and government fiscal policy, initiatives and market reactions to those initiatives.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Commodity Risk—Investing in commodities and commodity-linked derivative instruments, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with ratings below investment grade, commonly known as “junk bonds”, tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative perceptions of the junk bond market generally and may be more difficult to trade or dispose of than other types of securities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary. The derivatives and

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and, unless otherwise noted in the Fund’s Prospectus, is not subject to all of the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are managed by the Adviser, making it unlikely the Subsidiary will take actions contrary to the interests of the Fund or its shareholders. In addition, changes in federal tax laws applicable to the Fund or interpretations thereof could limit the Fund’s ability to gain exposure to commodities investments through investments in the Subsidiary.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying asset, reference rate or index, which could cause the Fund to suffer a potentially unlimited loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the consolidated statement of operations. The Fund did not utilize the Facility during the year ended November 30, 2024.

NOTE I

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows:

	2024	2023
Distributions paid from:
Ordinary income	$500,265	$12,986,910
Net long-term capital gains	2,082,006	5,175,220

Total distributions paid	$2,582,271	$18,162,130

As of November 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$7,349,715
Undistributed capital gains	16,421,221
Other losses	(1,055,108	)(a)
Unrealized appreciation (depreciation)	(21,308,842	)(b)

Total accumulated earnings (deficit)	$1,406,986

(a)	As of November 30, 2024, the cumulative deferred loss on straddles was $1,055,108

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of earnings from the Subsidiary, the tax treatment of swaps, and the tax deferral of losses on wash sales.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the Fund the Fund did not have any capital loss carryforwards.

During the current fiscal year, permanent differences primarily due to the utilization of earnings and profits distributed to shareholders on redemption of shares, book/tax differences associated with the treatment of earnings from the Subsidiary, and the disallowance of a net operating loss resulted in a net increase in accumulated loss and a net increase in additional paid-in capital. These reclassifications had no effect on net assets.

NOTE J

Recent Accounting Pronouncements

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, “Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848”. ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update, ASU 2023-07, “Segment Reporting (Topic 280)”. ASU 2023-07 requires public entities to provide disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all necessary disclosures required by Topic 280 it, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit and loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption of ASU 2023-07 is permitted. Management is currently evaluating the impact, if any, of applying ASU 2023-07.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the consolidated financial statements through the date the consolidated financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s consolidated financial statements through this date.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 15.75	$ 17.25	$ 19.91	$ 18.11	$ 16.77

Income From Investment Operations

Net investment income (loss)(a)(b)	.21	.34	.47	.29	(.01)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.10	(.53)	(1.33)	2.06	1.58

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.31	(.19)	(.86)	2.35	1.57

Less: Dividends and Distributions

Dividends from net investment income	(.05)	(1.05)	(1.80)	(.55)	(.21)

Distributions from net realized gain on investment transactions	(.18)	(.26)	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.23)	(1.31)	(1.80)	(.55)	(.23)

Net asset value, end of period	$ 17.83	$ 15.75	$ 17.25	$ 19.91	$ 18.11

Total Return

Total investment return based on net asset value(d)*	14.84%	(1.19)%	(4.90	)%+	13.45%	9.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$164,031	$162,288	$215,597	$207,089	$190,591

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.39%	1.39%	1.29%	1.27%	1.36%

Expenses, before waivers/reimbursements(e)(f)	1.40%	1.40%	1.30%	1.27%	1.37%

Net investment income (loss)(b)	1.25%	2.17%	2.66%	1.50%	(.06)%

Portfolio turnover rate	38%	13%	1%	7%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03%	.03%	.03%	.02%	.02%

See footnote summary on page 61.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$14.12	$15.57	$18.09	$16.50	$15.26

Income From Investment Operations

Net investment income (loss)(a)(b)	.08	.20	.31	.12	(.15)

Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.86	(.47)	(1.20)	1.89	1.46

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	1.94	(.27)	(.89)	2.01	1.31

Less: Dividends and Distributions

Dividends from net investment income	– 0	–	(.92)	(1.63)	(.42)	(.05)

Distributions from net realized gain on investment transactions	(.18)	(.26)	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.18)	(1.18)	(1.63)	(.42)	(.07)

Net asset value, end of period	$15.88	$14.12	$15.57	$18.09	$16.50

Total Return

Total investment return based on net asset value(d)*	13.94%	(1.89)%	(5.59	)%+	12.57%	8.57%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,939	$1,935	$2,382	$2,669	$3,382

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	2.15%	2.15%	2.05%	2.03%	2.12%

Expenses, before waivers/reimbursements(e)(f)	2.16%	2.16%	2.06%	2.03%	2.13%

Net investment income (loss)(b)	.54%	1.43%	1.92%	.69%	(1.02)%

Portfolio turnover rate	38%	13%	1%	7%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03%	.03%	.03%	.02%	.02%

See	footnote summary on page 61.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 15.95	$ 17.45	$ 20.12	$ 18.29	$ 16.93

Income From Investment Operations

Net investment income(a)(b)	.25	.39	.52	.35	.01

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.12	(.54)	(1.34)	2.07	1.62

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.37	(.15)	(.82)	2.42	1.63

Less: Dividends and Distributions

Dividends from net investment income	(.08)	(1.09)	(1.85)	(.59)	(.25)

Distributions from net realized gain on investment transactions	(.18)	(.26)	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.26)	(1.35)	(1.85)	(.59)	(.27)

Net asset value, end of period	$ 18.06	$ 15.95	$ 17.45	$ 20.12	$ 18.29

Total Return

Total investment return based on net asset value(d)*	15.12%	(.95)%	(4.65	)%+	13.69%	9.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,070	$13,036	$17,477	$13,604	$12,153

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.13%	1.14%	1.04%	1.02%	1.12%

Expenses, before waivers/reimbursements(e)(f)	1.15%	1.15%	1.05%	1.02%	1.12%

Net investment income(b)	1.49%	2.47%	2.90%	1.78%	.06%

Portfolio turnover rate	38%	13%	1%	7%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03%	.03%	.03%	.02%	.02%

See footnote summary on page 61.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Year Ended November 30,
2024	2023	2022	2021	2020

Net asset value, beginning of period	$ 15.92	$ 17.41	$ 20.09	$ 18.27	$ 16.91

Income From Investment Operations

Net investment income(a)(b)	.25	.39	.53	.35	.04

Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.12	(.53)	(1.35)	2.07	1.60

Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	.00	(c)

Net increase (decrease) in net asset value from operations	2.37	(.14)	(.82)	2.42	1.64

Less: Dividends and Distributions

Dividends from net investment income	(.09)	(1.09)	(1.86)	(.60)	(.26)

Distributions from net realized gain on investment transactions	(.18)	(.26)	– 0	–	– 0	–	(.02)

Total dividends and distributions	(.27)	(1.35)	(1.86)	(.60)	(.28)

Net asset value, end of period	$ 18.02	$ 15.92	$ 17.41	$ 20.09	$ 18.27

Total Return

Total investment return based on net asset value(d)*	15.12%	(.94)%	(4.63	)%+	13.78%	9.72%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,484	$1,204	$2,021	$2,390	$2,063

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(e)(f)	1.14%	1.13%	1.02%	.99%	1.06%

Expenses, before waivers/reimbursements(e)(f)	1.16%	1.14%	1.03%	1.00%	1.07%

Net investment income(b)	1.48%	2.46%	2.95%	1.77%	.21%

Portfolio turnover rate	38%	13%	1%	7%	20%

‡ Expense ratios exclude the estimated acquired fund fees of the affiliated/unaffiliated underlying
portfolios	.03%	.03%	.03%	.02%	.02%

See footnote summary on page 61.

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CONSOLIDATED FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $.005.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the year ended November 30, 2024, November 30, 2023, November 30, 2022, November 30, 2021 and November 30, 2020, such waiver amounted to .02%, .04%, .01%, .02% and .01%, respectively.

(f)	The expense ratios presented below exclude interest/bank overdraft expense:

	Year Ended November 30,
	2024	2023	2022	2021	2020
Class A
Net of waivers/reimbursements	1.39%	1.38%	1.29%	1.27%	1.36%
Before waivers/reimbursements	1.40%	1.39%	1.30%	1.27%	1.37%
Class C
Net of waivers/reimbursements	2.15%	2.14%	2.05%	2.03%	2.12%
Before waivers/reimbursements	2.16%	2.15%	2.06%	2.03%	2.13%
Advisor Class
Net of waivers/reimbursements	1.13%	1.13%	1.04%	1.02%	1.12%
Before waivers/reimbursements	1.15%	1.14%	1.05%	1.02%	1.12%
Class I
Net of waivers/reimbursements	1.14%	1.12%	1.02%	.99%	1.06%
Before waivers/reimbursements	1.16%	1.14%	1.03%	1.00%	1.07%

*

Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the year ended November 30, 2024 and November 30, 2020 by .02% and .01%, respectively.

+

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to consolidated financial statements.

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of

AB Global Risk Allocation Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of AB Global Risk Allocation Fund, Inc. (the “Fund”), including the consolidated portfolio of investments, as of November 30, 2024, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund at November 30, 2024, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

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REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM (continued)

disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the AB investment companies since 1968.

New York, New York

January 28, 2025

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2024 FEDERAL TAX INFORMATION

(unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during the taxable year ended November 30, 2024. For individual shareholders, the Fund designates 7.48% of dividends paid as qualified dividend income. For foreign shareholders, 66.33% of ordinary dividends paid may be considered to be qualifying to be taxed as interest-related dividends.

The fund designates $2,082,006 of dividends as long-term capital gain dividends.

Shareholders should not use the above information to prepare their income tax returns. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you separately in January 2025.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Global Risk Allocation Fund, Inc. (the “Fund”) unanimously approved the continuance of the Advisory Agreement with the Adviser at a meeting held in-person on November 5-7, 2024 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its net assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment

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research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2022 and 2023 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors noted that the Fund was not profitable to the Adviser in 2022. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund in 2023 was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers

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receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s recent profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Advisor Class shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Advisor Class shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2024. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and noted that it was lower than the median. They also noted that the Adviser’s total rate of compensation, taking into account the impact of the administrative expense reimbursement paid to the Adviser in the latest fiscal year, was lower than the median.

The directors also considered the Adviser’s fee schedule for other clients utilizing investment strategies similar to those of the Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Fund’s Senior Vice President and noted the differences between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds utilizing investment strategies similar to those of the Fund, on the other. The directors noted that the Adviser may, in some

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cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Fund, and the different risk profile, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Advisor Class expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. The directors noted that the Fund’s expense ratio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels and that the Fund’s net assets were close to a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate would be reduced if the net assets of the Fund exceed a breakpoint in the future. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and

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presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

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NOTES

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NOTES

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NOTES

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AB GLOBAL RISK ALLOCATION FUND

66 Hudson Boulevard East

New York, NY 10001

800 221 5672

GRA-0151-1124

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

There were no disagreements with accountants during the reporting period.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

AGRAF

At a Special Meeting held on July 18, 2024, shareholders of the AB Global Risk Allocation Fund, Inc. (the “Fund”), elected Directors in connection with the establishment of a single, unitary board (“Unitary Board”) responsible for overseeing mutual funds, exchange-traded funds and certain closed-end investment companies sponsored and advised by the Adviser. In connection with the establishment of the Unitary Board, Ms. Jacklin and Messrs. Downey and Turner will retire as Directors effective December 31, 2024, and Mr. Erzan will resign as a Director effective December 31, 2024, but will continue to serve as President and Chief Executive Officer of the AB Funds. Shareholders of the Fund elected four individuals to serve as Directors effective January 1, 2025 (the “Directors-Elect”), who will serve on the Unitary Board with current Directors Mses. Loeb and McMullen and Messrs. Bermudez and Moody. The number of votes cast for and withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office is included below.

Director:	Voted For	Withheld Authority	Abstained	Broker Non-Votes
Jorge A. Bermudez	7,330,296.874	241,850.445	N/A	N/A
Alexander Chaloff	7,350,915.874	221,231.445	N/A	N/A
R. Jay Gerken	7,330,296.874	241,850.445	N/A	N/A
Jeffrey R. Holland	7,384,921.874	187,225.445	N/A	N/A
Jeanette W. Loeb	7,345,753.874	226,393.445	N/A	N/A
Carol C. McMullen	7,391,127.874	181,019.445	N/A	N/A
Garry L. Moody	7,365,699.874	206,447.445	N/A	N/A
Emilie D. Wrapp	7,387,505.874	184,641.445	N/A	N/A

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Aggregate remuneration paid to all Directors and advisory board members are included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Statement regarding basis for Approval of Investment Advisory Contract included within the Financial Statements under Item 1 of this Form N-CSR.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY OF AND AFFILIDATED PURCHASERS.

Not applicable to the registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the registrant

ITEM 19. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

19(a)(1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

19(b)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(b)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

19(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: January 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: January 29, 2025

By:	/s/ Stephen M. Woetzel
Stephen M. Woetzel
Treasurer and Chief Financial Officer

Date: January 29, 2025